Land Use Rights, Net (Tables)	12 Months Ended
Dec. 31, 2025
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights

The following table presents the Company’s land use rights as of the respective balance sheet dates:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Cost	12,860	12,860	1,839
Accumulated amortization	(4,930)	(5,187)	(742)
Land use rights, net	7,930	7,673	1,097